1. Basis of Presentation (Details - Restructuring) - USD ($)	1 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 01, 2015
Deferred gain		$ (17,783,890)	$ 0
Angell
Cash in trading accounts				$ 5,740,729
Property, equipment, and furniture, net				128,935
Obligations under settlement agreement				(2,912,825)
Net assets sold, net of liabilities assumed				2,956,839
Purchase price (note receivable)	$ 20,740,729
Deferred gain	$ (17,783,890)
Net assets sold net of liabilities assumed				$ 2,956,839